Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Pay Versus Performance

Under the recently adopted Item 402(v) of Regulation S-K, we must disclose pay-versus performance information for the most recently completed three fiscal years. The following table sets forth the required pay-versus performance disclosures in the form of the “total compensation” as reported in the Company’s “Summary Compensation Table” for the PEO (current and former) and as an average for the other named executive officers.

Year	Summary Compensation Table Total for PEO (a)		Compensation Actually Paid to PEO (a)(c)		Average Summary Compensation Table Total for Non-PEO NEOs (b)	Average Compensation Actually Paid to Non-PEO NEOs (b)(c)(1)	Value of Initial Fixed $100 Investment Based On:		Net Income	Adjusted EBITDA (4)
	Paul A. Novelly	Tom McKinlay	Paul A. Novelly	Tom McKinlay			Total Shareholder Return (2)	Peer Group Total Shareholder Return (3)
2022	$34,000	$486,000	$34,000	$486,000	$380,000	$380,000	$118.17	$140.82	$15,211,000	$27,763,000
2021	-	-	-	-	$304,000	$304,000	$107.61	$145.65	$26,255,000	$24,080,000
2020	-	-	-	-	$392,500	$392,500	$121.22	$117.05	$46,564,000	$33,146,000

(a)

Mr. McKinlay was appointed as chief executive officer on July 31, 2022 upon Mr. Novelly’s retirement. In 2023, the compensation committee approved an adjustment to Mr. McKinlay’s base salary to $400 per annum and that resulted in a lump sum payment in February 2023 of $56 (based on a deemed retroactive adjustment to August 2022). This lump sum payment will be included in Mr. McKinlay’s compensation for 2023 as reported in the Company’s Form 10-K for the year ending December 31, 2023.

(b)

Non-PEO NEOs in 2022 included Rose M. Sparks and Charles Lyon.

Non-PEO NEOs in 2021 included Rose M. Sparks, Tom McKinlay and Charles Lyon.

Non-PEO NEOs in 2020 included Rose M. Sparks and Tom McKinlay.

(c)	No stock awards or stock options were granted to our PEOs or Non-PEO NEOs in 2022 or 2021.

(1)

To calculate the Average Compensation Actually Paid to Non-PEO NEOs for 2020, the Company (a) deducted the Option Award to Tom McKinlay that was granted and vested in 2020 ($49,000) from the 2020 Average Summary Compensation Table Total for Non-PEO NEOs ($392,500), and (b) added the Option Award to Tom McKinlay that was granted and vested in 2020 ($49,000) to the 2020 Average Summary Compensation Table Total for Non-PEO NEOs ($392,500).

(2)

Total stockholder return as calculated based on a fixed investment of one hundred dollars measured from the market close on December 31, 2019 (the last trading day of 2019) through and including the end of the fiscal year for each year reported in the table.

(3)

Our peer group used for the total stockholder return calculation is Aemetis Inc., Albemarle Corp, Alto Ingredients Inc., Amyris Inc., Archer-Daniels-Midland Co., Arkema Sa, Bunge Ltd, Cabot Corp, Celanese Corp, Chemours Co, Darling Ingredients Inc, Dow Inc, Eastman Chemical Co, Gevo Inc, Green Plains Inc, Hudson Technologies Inc, Huntsman Corp, Kronos Worldwide Inc, Lanxess Ag, Lyondellbasell Industries Nv, Olin Corp, Rex American Resources Corp, Solvay Sa, Stepan Co, and Westlake Corp.

(4)

Our Company-selected measure, which is the measure we believe represents the most important financial performance measure not otherwise presented in the table above that we use to link compensation actually paid to our named executive officers for 2022 to our Company’s performance, is Adjusted EBITDA (a non-GAAP financial measure). For a reconciliation of Adjusted EBITDA to net income (the relevant GAAP measure), please see the Company’s Annual Report on Form 10-K; provided, that for purposes of the above table, the Company restated previously reported Adjusted EBITDA per interpretive guidance to exclude unrealized (non-cash) gains and losses on derivative instruments.

PEO Total Compensation Amount	$ 34,000
PEO Actually Paid Compensation Amount	34,000
Non-PEO NEO Average Total Compensation Amount	380,000	$ 304,000	$ 392,500
Non-PEO NEO Average Compensation Actually Paid Amount	$ 380,000	304,000	392,500
Compensation Actually Paid vs. Total Shareholder Return

Relationship Between Compensation Actually Paid and Performance Measures

The charts below illustrate, for the past three fiscal years, the relationship between compensation actually paid to the PEOs and the average other NEOs and the financial metrics disclosed in the Pay versus Performance Table.

Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Tabular List, Table

Tabular List of Company Performance Measures

The following lists the measures we believe are most important in linking compensation actually paid to Company performance during 2022.

(a)	Adjusted EBITDA
(b)	Gross Profit
(c)	Net Income

Total Shareholder Return Amount	$ 118.17	107.61	121.22
Peer Group Total Shareholder Return Amount	140.82	145.65	117.05
Net Income (Loss)	$ 15,211,000	$ 26,255,000	$ 46,564,000
Company Selected Measure Amount	27,763,000	24,080,000	33,146,000
Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted EBITDA
Measure:: 2
Pay vs Performance Disclosure
Name	Gross Profit
Measure:: 3
Pay vs Performance Disclosure
Name	Net Income
Former PEO [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 486,000
PEO Actually Paid Compensation Amount	$ 486,000